Related party balances and transactions (Related party transactions) (Other related party transactions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
HIPDC [member]
Disclosure of transactions between related parties [line items]
Rental charge on leasehold	¥ 106,885	¥ 157,264	¥ 161,941
Drawdown of loans	0	210	0
Interest expense on loans	10	13,136	114,687
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Rental charge on leasehold	141,542	128,932	130,591
Rental income from leasehold	2,509	5,724	9,115
Drawdown of loans	15,374,480	4,035,000	2,660,500
Interest expense on loans	589,012	217,098	158,695
Interest income on loans	4,344	0	0
Capital injection from a subsidiary of Huaneng Group	274,752	0	286,312
Capital injection	0	157,500	683,550
Pre-construction cost paid by	23,529	765	12,254
Finance lease payments received from	0	2,960,000	100,000
A joint venture of the Company [member]
Disclosure of transactions between related parties [line items]
Rental charge on leasehold	2,128	0	0
Rental income from leasehold	7,448	7,750	10,759
Interest income on loans	3,329	3,488	4,572
Capital injection	249,716	18,200	0
Pre-construction cost paid by	179	0	0
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Drawdown of loans	665,225	0	0
Interest expense on loans	33,481	30,514	32,573
Entrusted management fee	13,453	24,950	24,950
Trusteeship management income	1,518	1,700	1,700
An associate of the Company [member]
Disclosure of transactions between related parties [line items]
Interest income on loans	917	0	0
Capital injection	52,200	100,418	206,230
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Net proceeds received from investee with significant influence	72,920	0	0
Finance lease to investee with significant influence	86,946	0	0
Interest income from finance lease	¥ 11,626	¥ 0	¥ 0